Goldman Sachs International Small Cap Fund
Goldman Sachs International Small Cap Fund—Summary
Investment Objective
The Goldman Sachs International Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 32 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs International Small Cap Fund		Class A	Class C	Institutional	Service	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs International Small Cap Fund		Class A	Class C	Institutional	Service	Class IR
Management Fees		1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none
Other Expenses	[1]	0.42%	0.67%	0.27%	0.51%	0.42%
Service Fees		none	0.25%	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none
All Other Expenses		0.42%	0.42%	0.27%	0.26%	0.42%
Total Annual Fund Operating Expenses		1.77%	2.52%	1.37%	1.86%	1.52%
Fee Waiver and Expense Limitation	[2]	(0.39%)	(0.40%)	(0.40%)	(0.39%)	(0.43%)
Total Annual Fund Operating Expenses	[3][4]	1.38%	2.12%	0.97%	1.47%	1.09%
[1]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 0.90% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.034% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 29, 2016, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.
[4]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service and/or Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service and/or Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs International Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	683	1,041	1,422	2,489
Class C Shares	315	747	1,305	2,826
Institutional Shares	99	394	712	1,612
Service Shares	150	547	970	2,148
Class IR Shares	111	438	788	1,776

Assuming no redemption
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Goldman Sachs International Small Cap Fund Class C Shares	215	747	1,305	2,826

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2014 was 100% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in non-U.S. small-cap companies. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. Non-U.S. small-cap companies are companies:

  With public stock market capitalizations within the range of the market capitalization of companies constituting the Standard and Poor’s (S&P) Developed Ex-U.S. Small Cap Index (Net, USD, Unhedged) at the time of investment, which as of December 31, 2014 was between $2 million and $17 billion; and

  That are organized outside the United States or whose securities are principally traded outside the United States.

The Fund seeks to achieve its investment objective by investing in issuers that are considered by the Investment Adviser to be strategically positioned for long-term growth through its evaluation of factors such as a company’s financial position relative to peers, current financial condition, competitive position in its industry, ability to capitalize on future growth, and equity valuation. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams.

The Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in securities of companies in the developed countries of Western Europe, Japan and Asia, but may also invest in securities of issuers located in Australia, Canada, New Zealand and in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may invest in equity investments outside the market capitalization range specified above and in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Standard and Poor’s (S&P) Developed Ex-U.S. Small Cap Index (Net, USD, Unhedged).
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in securities of issuers located in emerging countries, these risks may be more pronounced.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)

Best Quarter Q2 ‘09 +27.59% Worst Quarter Q3 ‘08 –23.12%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31,2014
Average Annual Total Returns Goldman Sachs International Small Cap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(9.85%)	8.38%	4.10%	5.44%	May 01, 1998
Class A Shares Returns After Taxes on Distributions	(10.01%)	8.22%	3.73%	5.01%	May 01, 1998
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	(5.17%)	6.79%	3.27%	4.41%	May 01, 1998
Class A Shares S&P Developed Ex-U.S. Small Cap Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(3.77%)	8.08%	6.42%	6.74%	May 01, 1998
Class C Shares	(6.26%)	8.79%	3.91%	5.11%	May 01, 1998
Class C Shares S&P Developed Ex-U.S. Small Cap Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(3.77%)	8.08%	6.42%	6.74%	May 01, 1998
Institutional Shares	(4.20%)	10.09%	5.13%	6.33%	May 01, 1998
Institutional Shares S&P Developed Ex-U.S. Small Cap Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(3.77%)	8.08%	6.42%	6.74%	May 01, 1998
Service Shares	(4.69%)	9.50%	4.59%	5.78%	May 01, 1998
Service Shares S&P Developed Ex-U.S. Small Cap Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(3.77%)	8.08%	6.42%	6.74%	May 01, 1998
Class IR Shares	(4.33%)			11.42%	Aug. 31, 2010
Class IR Shares S&P Developed Ex-U.S. Small Cap Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)	(3.77%)			9.91%	Aug. 31, 2010

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.